DEBT - Bank borrowings (Details) € in Millions, ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2019 USD ($)	Feb. 28, 2018 EUR (€) shares	May 31, 2017 USD ($)	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Term facility
Debt
Maximum borrowing amount			$ 250
Line of credit draw down amount									$ 250
Repayment of line of credit facility					$ 0			$ 0	$ 0
Weighted average interest rate (as a percent)				4.24%	4.24%	4.24%	3.93%	3.93%	3.04%
Revolving bank credit facility
Debt
Term of debt instrument			35 months
Maximum borrowing amount			$ 250
Line of credit draw down amount			$ 250		$ 755			$ 370	$ 250
Repayment of line of credit facility					$ 755			$ 120	$ 250
Revolving bank credit facility | Libor
Debt
Percentage points added to the reference rate			1.75%
Three-year term facility
Debt
Term of debt instrument		3 years
Maximum borrowing amount | €		€ 260
Line of credit draw down amount | €							€ 241
Period to obtain loan amount		30 days
Shares pledged | shares		13,092,112
Shares of Accor released from pledge | shares				10,492,780	10,492,780	10,492,780
Repayment of line of credit facility | €				€ 193
Weighted average interest rate (as a percent)				1.70%	1.70%	1.70%	1.70%	1.70%
Three-year term facility | EURIBOR
Debt
Percentage points added to the reference rate		1.70%
One Year Term Facility
Debt
Term of debt instrument	1 year
Maximum borrowing amount										$ 180
Interest rate (as a percent)				2.52%						2.52%
Line of credit draw down amount					$ 180
Repayment of line of credit facility					$ 0
Debt Instrument, Collateral Amount	$ 185
Term Facility Expiring December 2022
Debt
Maximum borrowing amount				€ 440						$ 500
Percentage points added to the reference rate				2.00%	2.00%	2.00%
Line of credit draw down amount | €				€ 440
Repayment of line of credit facility | €				€ 0
Weighted average interest rate (as a percent)				2.86%	2.86%	2.86%
Revolving Credit Facility Expiring December 2022
Debt
Term of debt instrument				35 months	35 months	35 months
Maximum borrowing amount										$ 500
Percentage points added to the reference rate				2.00%	2.00%	2.00%
Line of credit draw down amount					$ 500
Repayment of line of credit facility					$ 0
Weighted average interest rate (as a percent)				2.86%	2.86%	2.86%
Five Year Term Facility
Debt
Maximum borrowing amount | ¥											¥ 1,190
Repayment of line of credit facility | ¥						¥ 89
Weighted average interest rate (as a percent)				4.75%	4.75%	4.75%